As filed with the Securities and Exchange Commission on December 8, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
For the Six Months Ended
September 30, 2004

Dear Fellow Shareholder:

By the time this report reaches you, the presidential campaign and election will be history. Even though it was a very spirited race, most Americans will likely agree on at least one thing - they’re glad it’s over. Those of us in Minnesota learned what it meant to be a “battleground state” - lots of company. When else in history did Northern Minnesota have a visit from a president and his daughter, a first lady, a vice president and his wife, a presidential challenger and his running mate? It was a nice change to make the national news for something other than a record-breaking cold temperature.

The close presidential race was commonly believed to be the cause of a very unstable market during this quarter. It was sometimes called a “trendless” or “sideways” market because it changed directions so many times. A great day or two would immediately be followed by a dramatically down day that wiped out the gain, and some days there was little movement at all. When the dust settled, all of the indexes ended up in the red as did The Teberg Fund. The good news is that our return was ahead of the index returns.

The Teberg Fund’s -1.40% return for the quarter ended September 30, 2004 was slightly ahead of the -1.86% return posted by the S&P 500 (the Fund’s benchmark). In comparison, the Dow produced a -2.88% return, followed by the NAS-DAQ with a -7.37% return.

We were able to contain our losses by remaining in a conservative position during the entire quarter as you can see from our significant cash holdings on the Schedule of Investments which appears later in this report. We also took advantage of some of the market’s down days by improving our positions in our equity holdings when the funds were “on sale.”

For the one-year period ended September 30, 2004, our 4.09% return lagged all the indexes. During this period the S&P 500’s return was 9.37%, the Dow’s return was 11.03% and the NASDAQ’s return was 6.17%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-209-1964.

Our cumulative return of 13.14% from The Teberg Fund’s first day of operation on April 1, 2002 through the September 30, 2004 quarter still remains dramatically

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ahead of all the indexes, although each is in the black. For this period, the index returns were S&P 500: 1.58%, Dow: 2.47% and NASDAQ: 2.92%. The annualized returns for the same period were: The Teberg Fund: 5.06%, S&P 500: 0.63%, Dow: 0.98% and NASDAQ: 1.16%.

This return comparison from the Fund’s inception gives us the most satisfaction, not only because we are so far on top but also because we can report on a 30-month period. It’s nice to have some history behind us and to affirm that our strategy has worked through a period with a very bad, a very good and a very uneven market.

It you are an internet user, we invite you to visit our web site at www.tebergfund.com for the Fund’s current share price and other useful information. You’ll notice that we worked hard to create a uniquely Northern Minnesota look to the site as we did with our July 29, 2004 prospectus update.

We’re proud to be the only mutual fund managed in Duluth, Minnesota and that current and prospective shareholders from other parts of the country can come to appreciate our beautiful area through their contact with The Teberg Fund.

Of course, we still encourage you to get in touch with us the old fashioned way either by picking up the phone or visiting our office if you live nearby. We never want technology to get in the way of personal contact with our shareholders who have made these last 30 months possible.

Sincerely,

The above discussion is based on the opinions of Curtis A. Teberg, given the current economic environment and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Because the Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which they invest. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. These risks include, but not limited to, risks involved with non-diversification and investments in smaller capitalization companies and lower rated securities.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You cannot invest directly in an index.

This material must be preceded or accompanied by a prospectus. (11/04)

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The Teberg Fund
SCHEDULE OF INVESTMENTS at September 30, 2004 (Unaudited)

Shares		Market Value

	Domestic Equity Funds: 41.57%
9,804	1st Source Monogram Special Equity Fund - Class R	$100,098
14,356	AIM Constellation Fund - Institutional Class	322,287
21,805	AIM Large Cap Growth Fund - Investor Class	201,040
49,573	AIM Weingarten Fund - Class A	584,470
34,369	American AMCAP Fund - Class A	586,671
10,553	American Century Ultra Fund - Investor Class	283,018
4,008	American EuroPacific Growth Fund - Class A	127,545
43,361	American Washington Mutual Investors Fund - Class A	1,271,355
21,542	Brandywine Fund, Inc.	521,109
5,156	Columbia Acorn Fund - Class Z	125,557
2,433	FPA Capital Fund	93,557
2,629	Fidelity Advisor Equity Growth Fund - Institutional Class	116,474
110,371	Fidelity Advisor Fifty Fund - Class A	1,107,025
9,564	Fidelity Advisor Growth Opportunities Fund - Institutional Class	268,746
12,963	Franklin Flex Cap Growth Fund - Class A	443,222
11,258	Gabelli Asset Fund - Class AAA	421,262
124,568	Gabelli Westwood Equity Fund - Class AAA	1,160,969
2,380	INVESCO Leisure Fund - Class A	98,238
23,245	Janus Fund	518,838
7,369	Janus Twenty Fund	292,397
14,630	John Hancock Large Cap Select Fund - Class A	256,750
14,858	John Hancock Small Cap Equity Fund - Class A	257,200
14,946	MFS Mid Cap Growth Fund - Class A	117,029
45,630	Neuberger Berman Focus Fund - Investor Class	1,496,669
33,850	Oak Associates Funds - Pin Oak Aggressive Stock Fund	604,899
49,548	Putnam OTC & Emerging Growth Fund - Class A	316,613
6,632	Reynolds Blue Chip Growth Fund	178,942
8,912	SAFECO Growth Opportunities Fund - Investor Class	239,546
16,495	Seligman Comunications and Information Fund, Inc. - Class A	355,641
14,495	Strategic Partners Funds - Nicholas Applegate Growth Equity Fund - Class A	121,610
1,634	Weitz Series Fund, Inc. - Value Fund	59,443

	Total Domestic Equity Funds
	(Cost $11,326,026)	12,648,220

	Fixed Income Funds: 0.00%
156	AIM High Yield Fund - Class A	685

	Total Fixed Income Funds	685
	(Cost $667)

See accompanying Notes to Financial Statements.

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The Teberg Fund
SCHEDULE OF INVESTMENTS at September 30, 2004, continued (Unaudited)

Shares		Market Value

	Money Market Funds: 58.56%
17,818,614	Goldman Sachs Financial Square Funds - Prime Obligations Fund	$17,818,614

	Total Money Market Funds
	(Cost $17,818,614)	17,818,614

	Total Investments (Cost $29,145,307): 100.13%	30,467,519
	Liabilities in Excess of Other Assets: (0.13%)	(39,457)
	Net Assets: 100.00%	$30,428,062

See accompanying Notes to Financial Statements.

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Expense Example - September 30, 2004 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/04 - 9/30/04).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 2.50% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/04	Ending Account Value 9/30/04	Expenses Paid During Period 4/1/04 - 9/30/04

Actual	$1,000	$965	$10.99

Hypothetical (5% return	$1,000	$1,013.89	$11.26
before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 2.23%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

See accompanying Notes to Financial Statements.

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The Teberg Fund
Allocation of Portfolio Assets - September 30, 2004 (Unaudited)

Style
Domestic Equity Funds	$12,648,220	42%
Fixed Income Funds	685	0%
Money Market Funds	$17,818,614	58%
	30,467,519

See accompanying Notes to Financial Statements.

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The Teberg Fund
STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2004 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $29,145,307)	$30,467,519
Receivables
Fund shares sold	2,531
Dividends and interest	20,993
Prepaid expenses	3,662
Total assets	30,494,705

LIABILITIES
Payables
Due to advisor	37,351
Audit fees	7,776
Distribution fees	6,225
Administration fees	4,980
Fund accounting fees	4,434
Transfer agent fees	3,894
Custodian fees	1,197
Accrued other expenses	786
Total liabilities	66,643

NET ASSETS	$30,428,062

Net asset value, offering and redemption price per share
[$30,428,062/2,881,639 shares outstanding;
unlimited number of shares (par value $0.01) authorized]	$10.56

COMPONENTS OF NET ASSETS
Paid-in capital	$29,125,628
Undistributed net investment income	101,131
Accumulated net realized loss on investments	(120,909)
Net unrealized appreciation on investments	1,322,212
NET ASSETS	$30,428,062

See accompanying Notes to Financial Statements.

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The Teberg Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2004 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$193,018
Interest	60,199
Total income	253,217

Expenses
Advisory fees (Note 3)	228,283
Distribution fees (Note 4)	38,047
Administration fees (Note 3)	30,437
Fund accounting fees	13,041
Transfer agent fees	12,334
Legal fees	7,761
Audit fees	7,372
Trustee fees	4,387
Custody fees	3,710
Other	2,512
Registration fees	2,389
Insurance fees	1,252
Total expenses	351,525
Less: expenses waived by advisor (Note 3)	(12,052)
Net expenses	339,473
Net investment loss	(86,256)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from security transactions	(164,194)
Capital gain distributions from regulated investment companies	4,413
Net change in unrealized appreciation on investments	(826,740)
Net realized and unrealized loss on investments	(986,521)
Net Decrease in Net Assets Resulting from Operations	$(1,072,777)

See accompanying Notes to Financial Statements.

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The Teberg Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004

(DECREASE)/INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment (loss)/income	$ (86,256)	$ 534,264
Net realized (loss)/gain from security transactions	(164,194)	1,349,210
Capital gain distributions from regulated investment companies	4,413	16,422
Net change in unrealized appreciation on investments	(826,740)	1,983,996
Net (decrease)/increase in net assets resulting from operations	(1,072,777)	3,883,892

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	-	(438,749)
From net realized gains on security transactions	-	(1,138,524)
	-	(1,577,273)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net increase in net assets derived from net change
in outstanding shares (a)	2,321,118	8,929,914
Total increase in net assets	1,248,341	11,236,533

NET ASSETS
Beginning of period	29,179,721	17,943,188
End of period	$30,428,062	$29,179,721

Includes undistributed net investment income of:	$101,131	$187,387

(a) A summary of share transactions is as follows:

	Six Months Ended September 30, 2004 (Unaudited)		Year Ended March 31, 2004

	Shares	Paid in Capital	Shares	Paid in Capital
Shares sold	415,477	$4,464,405	716,332	$7,776,567
Shares reinvested	-	-	146,451	1,577,273
Shares redeemed	(201,447)	(2,143,287)	(38,620)	(423,926)
Net increase	214,030	$2,321,118	824,163	$8,929,914

See accompanying Notes to Financial Statements.

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The Teberg Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Year Ended March 31, 2003(1)

Net asset value, beginning of year	$10.94	$9.73	$10.00

Income from investment operations:
Net investment (loss)/income (2)	(0.04)	0.21	0.13
Net realized and unrealized (loss)/gain on investments	(0.34)	1.68	(0.32)
Total from investment operations	(0.38)	1.89	(0.19)

Less Distributions:
From net investment income	0.00	(0.19)	(0.08)
From net realized gain on investments	0.00	(0.49)	0.00
Total distributions	0.00	(0.68)	(0.08)

Net asset value, end of year	$10.56	$10.94	$9.73

Total return	(3.47%)	19.48%	(1.90%)

Ratios/supplemental data:
Net assets, end of year (thousands)	30,428	$29,180	$17,943
Ratio of expenses to average net assets: (3)
Before expense waiver	2.31%	2.31%	2.93%
After expense waiver	2.23%	2.42%	2.50%
Ratio of net investment (loss)/income to average net assets: (3)
After expense reimbursement/recoupment	(0.57%)	2.22%	1.95%
Portfolio turnover rate	39.75%	88.41%	84.10%

(1)	The Fund commenced operations on April 1, 2002.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS at September 30, 2004 (Unaudited)

NOTE 1 - ORGANIZATION

The Teberg Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund began operations on April 1, 2002. The investment objective of the Fund is to maximize total return (capital appreciation plus income).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: Investments are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

B.	Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified with the capital accounts based on their Federal tax treatment.

D.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended September 30, 2004, First Associated Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund. For the six months ended September 30, 2004, the Fund incurred $228,283 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 2.50% of average net assets (the “expense cap”). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and

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NOTES TO FINANCIAL STATEMENTS at September 30, 2004, continued (Unaudited)

expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. There were no expenses subject to recapture pursuant to the aforementioned conditions at September 30, 2004. For the six months ended September 30, 2004 the Advisor waived $12,052 in 12b-1 fees received from underlying funds that were purchased through a broker affiliated with the Advisor. The 12b-1 fees received by the Fund are included in the advisory fee waiver in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level	Fee rate
Less than $15 million	$30,000
$15 million to less than $50 million	0.20% of average daily net assets
$50 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $150 million	0.10% of average daily net assets
More than $150 million	0.05% of average daily net assets

For the six months ended September 30, 2004, the Fund incurred $30,437 in administration fees.

U.S. Bancorp Fund Services, LLC also serves as the Fund Accountant and Transfer Agent to the Fund. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of to 0.25% of the Fund’s average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and services activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordination”. For the six months ended September 30, 2004, the Fund paid the Distribution Coordinator $38,047.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $6,266,772 and $20,525,935 respectively.
NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

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NOTES TO FINANCIAL STATEMENTS at September 30, 2004, continued (Unaudited)

There were no distributions paid during the six months ended September 30, 2004. The tax character of distributions paid during year ended March 31, 2004 were as follows:

2004

Ordinary Income	$1,577,273

As of March 31, 2004, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$27,261,105

Gross tax unrealized appreciation	2,165,629
Gross tax unrealized depreciation	(16,918)
Net tax unrealized appreciation	$2,148,711

Undistributed ordinary income	$226,500
Undistributed long-term capital gain	0
Total distributable earnings	$226,500

Other accumulated gains/(losses)	$0
Total accumulated earnings/(losses)	$2,375,211

As of March 31, 2004, the Fund utilized the prior year capital loss carryforward of $180,302.

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NOTICE TO SHAREHOLDERS

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-209-1964 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2004

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-209-1964. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

Beginning with the quarter ending December 31, 2004, the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s N-Q will also be available upon request by calling 1-866-209-1964.

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Advisor
First Associated Investment Advisors
5161 Miller Trunk Highway
Duluth, MN 55811

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 209-1964

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Independent Auditors
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-866-209-1964.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

The registrant’s independent directors/trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 10. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

1

(b)	There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/30/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  11/30/04

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date  12/07/04

* Print the name and title of each signing officer under his or her signature.